Vessel, Net (Predecessor) (Details) - USD ($)		5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended	48 Months Ended
	Nov. 03, 2015	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Additions		$ 0	$ (3,482,000)
Vessel [Member]
Cost [Abstract]
Beginning balance			38,769,000	$ 0
Additions			77,057,000			$ 80,648,000
Ending balance			94,381,000			38,769,000	$ 0
Accumulated Depreciation [Abstract]
Beginning balance			(1,257,000)	0
Additions			(2,946,000)			(1,903,000)
Ending balance			(3,401,000)			(1,257,000)	0
Net book value			$ 90,980,000			$ 37,512,000
United Maritime Predecessor [Member]
Accumulated Depreciation [Abstract]
Additions				(387,764)	$ (375,273)
Net book value		12,936,650		12,936,650			12,280,271
United Maritime Predecessor [Member] | Vessel [Member]
Cost [Abstract]
Beginning balance				16,925,546	16,925,546		16,925,546
Additions	$ 16,833,520			1,044,143			0	$ 92,025
Ending balance		17,969,689		17,969,689			16,925,546	16,925,546
Accumulated Depreciation [Abstract]
Beginning balance				(4,645,275)	$ (3,888,510)		(3,888,510)
Additions				(387,764)			(756,765)
Ending balance		(5,033,039)		(5,033,039)			(4,645,275)	$ (3,888,510)
Net book value		$ 12,936,650		$ 12,936,650			$ 12,280,271